Significant Accounting Policies (Details) - Schedule of Fair Value Measurements of the Short Term and Long Term - Fair Value, Inputs, Level 3 [Member] - Valuation Technique, Discounted Cash Flow [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2023 USD ($)
Short-Term Debt [Member]
Schedule of Fair Value Measurements of the Short Term and Long Term [Line Items]
Fair Value	$ 4,250
Significant Unobservable Input	contingent payment arrangement terms, and probability of achievement
Long-Term Debt [Member]
Schedule of Fair Value Measurements of the Short Term and Long Term [Line Items]
Fair Value	$ 4,089
Significant Unobservable Input	contingent payment arrangement terms, and probability of achievement